Structured Entities - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018	Dec. 31, 2013	Dec. 31, 2017
Disclosure of information about consolidated structured entities [line items]
Structured entity issues	The structured entity issues securitisation notes in two or more tranches, of which the senior tranche obtains a high rating (AAA or AA) by a rating agency. The tranche can subsequently be used by ING Group as collateral in the money market for secured borrowings.
Non- Controlling interests	€ 893	[1]	€ 803		€ 715
Transfer of financial assets				€ 2,000
Fair value of swap	130,655		151,709
Fee income recognised	15
Swap Contract [Member]
Disclosure of information about consolidated structured entities [line items]
Fair value of swap	(45)		(33)
Fair value of changes	12		8
Fee income recognised	2		2
Securitisations [member]
Disclosure of information about consolidated structured entities [line items]
Non- Controlling interests	4,000		5,000
Liquid facilities	3,000		4,000
Mont Blanc [member]
Disclosure of information about consolidated structured entities [line items]
Liquid facilities	1,631		1,173
Drawn facility
Subsidiaries in Germany, Belgium and Australia [Member]
Disclosure of information about consolidated structured entities [line items]
Bonds Issued	16,000		14,000
Securitisation, issued externally [member] | Securitisations [member]
Disclosure of information about consolidated structured entities [line items]
Securitisations	4,000		5,000
Consolidated Structured Entities [Member] | Securitisations [member]
Disclosure of information about consolidated structured entities [line items]
Securitisations	€ 57,000		€ 66,000

[1]

1 The amounts for the period ended December 2019 have been prepared in accordance with IFRS 16. The right-of-use-assets are presented under line-item 'Property and Equipment' and the lease liability is included in line-item 'Other liabilities'. Prior period amounts have not been restated.